Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Commitments, Contingencies and Guarantees
Unrecognized aggregate liability for the unvested DSUs	$ 0
Unrecognized aggregate liability for the unvested CRSUs	$ 1,200
Equity derivatives, number of common shares held (in shares)	332,473
DSU liability, number of common shares (in shares)	332,473
Contingent consideration	$ 8,674	$ 35,146
Business combination agreements
Commitments, Contingencies and Guarantees
Period for revenue performance targets	2 years
Supply Vision, GroundCloud, MCP And Sellercloud | Business combination agreements
Commitments, Contingencies and Guarantees
Maximum potential performance-based contingent consideration	$ 67,500
Contingent consideration	$ 8,700